FAIR VALUE - Asset Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 28, 2019	Dec. 29, 2018
Money market funds | Cash and Cash Equivalents
Fair Value
Investments at fair value	$ 162,600
Money market funds | Restricted Investments
Fair Value
Investments at fair value	600
Fixed Income | Restricted Investments
Fair Value
Investments at fair value	15,700
Mutual funds, equity and alternative investments | Investments
Fair Value
Investments at fair value	18,500
Money market and mutual funds | Other Assets
Fair Value
Investments at fair value	1,100
Estimate of Fair Value Measurement | Recurring
Fair Value
Investments at fair value	198,519	$ 33,600
Assets at fair value	198,519	33,600
Estimate of Fair Value Measurement | Recurring | Money market funds
Fair Value
Investments at fair value	163,188	5,323
Estimate of Fair Value Measurement | Recurring | Fixed Income
Fair Value
Investments at fair value	15,729	13,125
Estimate of Fair Value Measurement | Recurring | Equity
Fair Value
Investments at fair value	9,734	7,262
Estimate of Fair Value Measurement | Recurring | Alternative Investments
Fair Value
Investments at fair value	1,941	1,756
Estimate of Fair Value Measurement | Recurring | Mutual Fund
Fair Value
Investments at fair value	7,927	6,134
Estimate of Fair Value Measurement | Recurring | Domestic stock funds
Fair Value
Investments at fair value	3,308	2,846
Estimate of Fair Value Measurement | Recurring | International stock funds
Fair Value
Investments at fair value	1,741	937
Estimate of Fair Value Measurement | Recurring | Target funds
Fair Value
Investments at fair value	281	237
Estimate of Fair Value Measurement | Recurring | Bond funds
Fair Value
Investments at fair value	850	796
Estimate of Fair Value Measurement | Recurring | Alternative funds
Fair Value
Investments at fair value	1,747	1,318
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1)
Fair Value
Investments at fair value	180,521	16,839
Assets at fair value	180,521	16,839
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Money market funds
Fair Value
Investments at fair value	162,626	56
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Fixed Income
Fair Value
Investments at fair value	234	3,387
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Equity
Fair Value
Investments at fair value	9,734	7,262
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Mutual Fund
Fair Value
Investments at fair value	7,927	6,134
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Domestic stock funds
Fair Value
Investments at fair value	3,308	2,846
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | International stock funds
Fair Value
Investments at fair value	1,741	937
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Target funds
Fair Value
Investments at fair value	281	237
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Bond funds
Fair Value
Investments at fair value	850	796
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Alternative funds
Fair Value
Investments at fair value	1,747	1,318
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2)
Fair Value
Investments at fair value	16,057	15,005
Assets at fair value	16,057	15,005
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2) | Money market funds
Fair Value
Investments at fair value	562	5,267
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2) | Fixed Income
Fair Value
Investments at fair value	15,495	9,738
Estimate of Fair Value Measurement | Recurring | Prices with Unobservable Inputs (Level 3)
Fair Value
Investments at fair value	1,941	1,756
Assets at fair value	1,941	1,756
Estimate of Fair Value Measurement | Recurring | Prices with Unobservable Inputs (Level 3) | Alternative Investments
Fair Value
Investments at fair value	$ 1,941	$ 1,756